CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	September 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 14.7%
Interactive Media & Services - 1.3%
Alphabet Inc., Class A Shares	2,219	$3,252,166	*

Media - 11.0%
Charter Communications Inc., Class A Shares	16,963	10,590,680	*
Comcast Corp., Class A Shares	214,090	9,903,803
DISH Network Corp., Class A Shares	230,995	6,705,785	*

Total Media		27,200,268

Wireless Telecommunication Services - 2.4%
T-Mobile US Inc.	51,653	5,907,037	*

TOTAL COMMUNICATION SERVICES		36,359,471

CONSUMER DISCRETIONARY - 2.5%
Specialty Retail - 2.5%
Home Depot Inc.	22,658	6,292,353

CONSUMER STAPLES - 4.0%
Beverages - 2.5%
Keurig Dr Pepper Inc.	114,663	3,164,699
PepsiCo Inc.	21,550	2,986,830

Total Beverages		6,151,529

Household Products - 1.5%
Reynolds Consumer Products Inc.	121,893	3,732,363

TOTAL CONSUMER STAPLES		9,883,892

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	44,183	3,181,176
ConocoPhillips	66,120	2,171,381
Enterprise Products Partners LP	146,890	2,319,393
Suncor Energy Inc.	157,686	1,928,500

TOTAL ENERGY		9,600,450

FINANCIALS - 18.7%
Banks - 8.4%
Bank of America Corp.	374,830	9,029,655
JPMorgan Chase & Co.	94,906	9,136,601
US Bancorp	71,403	2,559,797

Total Banks		20,726,053

Capital Markets - 1.8%
Bank of New York Mellon Corp.	55,369	1,901,372
Charles Schwab Corp.	71,980	2,607,835

Total Capital Markets		4,509,207

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2020 Quarterly Report	1

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Consumer Finance - 2.1%
American Express Co.	51,438	$5,156,659

Diversified Financial Services - 1.7%
Berkshire Hathaway Inc., Class B Shares	19,310	4,111,871	*

Insurance - 4.7%
Marsh & McLennan Cos. Inc.	38,619	4,429,599
Progressive Corp.	44,022	4,167,563
Travelers Cos. Inc.	28,214	3,052,473

Total Insurance		11,649,635

TOTAL FINANCIALS		46,153,425

HEALTH CARE - 13.1%
Biotechnology - 1.8%
Amgen Inc.	17,181	4,366,723

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	35,440	3,434,845
Anthem Inc.	15,528	4,170,666
CVS Health Corp.	48,187	2,814,121
UnitedHealth Group Inc.	12,160	3,791,123

Total Health Care Providers & Services		14,210,755

Pharmaceuticals - 5.6%
Johnson & Johnson	38,174	5,683,345
Merck & Co. Inc.	38,611	3,202,782
Novartis AG, ADR	26,308	2,287,744
Pfizer Inc.	72,600	2,664,420

Total Pharmaceuticals		13,838,291

TOTAL HEALTH CARE		32,415,769

INDUSTRIALS - 17.0%
Aerospace & Defense - 3.7%
Northrop Grumman Corp.	12,370	3,902,611
Raytheon Technologies Corp.	91,974	5,292,184

Total Aerospace & Defense		9,194,795

Air Freight & Logistics - 2.9%
United Parcel Service Inc., Class B Shares	42,573	7,093,939

Electrical Equipment - 1.3%
Vertiv Holdings Co.	188,120	3,258,238	*

Industrial Conglomerates - 3.0%
Honeywell International Inc.	44,420	7,311,976

See Notes to Schedule of Investments.

2	ClearBridge Variable Large Cap Value Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Machinery - 6.1%
Deere & Co.	32,090	$7,112,107
Illinois Tool Works Inc.	25,454	4,917,967
Otis Worldwide Corp.	48,632	3,035,610

Total Machinery		15,065,684

TOTAL INDUSTRIALS		41,924,632

INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 2.2%
Motorola Solutions Inc.	34,280	5,375,447

Electronic Equipment, Instruments & Components - 3.0%
TE Connectivity Ltd.	76,822	7,508,582

Semiconductors & Semiconductor Equipment - 1.8%
Lam Research Corp.	13,145	4,360,854

Software - 2.6%
Microsoft Corp.	16,861	3,546,374
Oracle Corp.	50,550	3,017,835

Total Software		6,564,209

Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc.	24,770	2,868,614

TOTAL INFORMATION TECHNOLOGY		26,677,706

MATERIALS - 4.9%
Chemicals - 3.8%
Air Products & Chemicals Inc.	18,878	5,623,001
PPG Industries Inc.	30,460	3,718,557

Total Chemicals		9,341,558

Construction Materials - 1.1%
Martin Marietta Materials Inc.	11,871	2,793,958

TOTAL MATERIALS		12,135,516

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	33,277	8,044,049

UTILITIES - 5.2%
Electric Utilities - 2.3%
Edison International	111,418	5,664,491

Multi-Utilities - 2.9%
Sempra Energy	60,126	7,116,514

TOTAL UTILITIES		12,781,005

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $144,266,058)		242,268,268

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2020 Quarterly Report	3

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.010%	3,628,973	$3,628,973
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.017%	907,243	907,243	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,536,216)			4,536,216

TOTAL INVESTMENTS - 99.9% (Cost - $148,802,274)			246,804,484
Other Assets in Excess of Liabilities - 0.1%			129,977

TOTAL NET ASSETS - 100.0%			$246,934,461

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2020, the total market value of investments in Affiliated Companies was $907,243 and the cost was $907,243 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Large Cap Value Portfolio 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$242,268,268	—	—	$242,268,268
Short-Term Investments†	4,536,216	—	—	4,536,216

Total Investments	$246,804,484	—	—	$246,804,484

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,213,157	$8,228,511	8,228,511	$8,534,425	8,534,425	—	$2,869	—	$907,243

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